ACQUISITION OF BUSINESSES (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations 1 [Abstract]
Disclosure of detailed information about business combinations
The following summarizes the consideration transferred, assets acquired and liabilities assumed at the applicable acquisition dates for significant acquisitions:

(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total (1)
Cash	$2,024	$7	$3,764	$5,795
Non-cash consideration	15	1	—	16
Total consideration (2)	$2,039	$8	$3,764	$5,811

(US$ MILLIONS)
Cash and cash equivalents	$319	$—	$11	$330
Accounts and other receivable, net	297	2	1,129	1,428
Inventory, net	41	—	1,775	1,816
Assets held for sale	6	—	—	6
Equity accounted investments	9	—	838	847
Property, plant and equipment	3,030	3	3,582	6,615
Intangible assets	535	—	6,420	6,955
Goodwill (5)	1,572	12	1,894	3,478
Deferred income tax assets	136	—	181	317
Financial assets	4,735	—	27	4,762
Other assets	48	—	347	395
Acquisition gain	(4)	—	—	(4)
Accounts payable and other	(2,732)	(1)	(1,998)	(4,731)
Borrowings	(709)	—	—	(709)
Deferred income tax liabilities	(150)	—	(967)	(1,117)
Net assets acquired before non-controlling interests	7,133	16	13,239	20,388
Non-controlling interests (3) (4)	(5,094)	(8)	(9,475)	(14,577)
Net assets acquired	$2,039	$8	$3,764	$5,811
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(1)
The initial fair values of acquired assets, liabilities and goodwill for the acquisitions have been determined on a preliminary basis at the end of the reporting period. Specifically, within the industrials segment, the partnership is in ongoing negotiations which could result in a change in fair value estimates related to working capital and goodwill.

(2)	Excludes consideration attributable to non-controlling interests, which represents the interest of others in operating subsidiaries.

(3)	Non-controlling interests recognized on business combination were measured at fair value for business services, industrials and infrastructure services.

(4)
Non-controlling interests recognized on business combination were measured at the proportionate share of fair value of the assets acquired and liabilities assumed for mortgage insurance services in our business services segment.

(5)	Adjustments to purchase price allocations within our business services segment and industrials segment resulted in an increase to goodwill of $98 million and $159 million, respectively.
The following table provides details of the business combination achieved in stages on a gross basis:

(US$ MILLIONS)	December 31, 2018
Fair value of investment immediately before acquiring control	$651
Less: carrying value of investment immediately before acquisition	447
Add: amounts recognized in OCI (1)	2
Remeasurement gain	$206
Gain on extinguishment (2)	44
Gain (loss) on acquisitions/dispositions, net	$250
Total gain on acquisition attributable to non-controlling interests	$135
Total gain on acquisition attributable to the partnership	$115
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(1)	Included in carrying value of the investment immediately before acquisition.

(2)	The partnership recognized a total gain on extinguishment of $44 million at the subsidiary level ($18 million on debt and $26 million on warrants).
The following summarizes the consideration transferred, assets acquired and liabilities assumed at the applicable acquisition dates:

(US$ MILLIONS)	Business services (1)	Infrastructure services (2)	Industrials	Total
Cash	$25	1,764	$45	$1,834
Non-cash consideration	—	275	—	275
Total consideration (3)	$25	$2,039	$45	$2,109

(US$ MILLIONS)
Cash and cash equivalents	$36	592	$30	$658
Accounts receivable and other, net	11	786	75	872
Inventory, net	2	626	58	686
Equity accounted investments	—	328	1	329
Property, plant and equipment	56	4,631	187	4,874
Intangible assets	28	2,544	231	2,803
Goodwill	36	721	180	937
Deferred income tax assets	—	11	27	38
Financial assets	—	410	2	412
Other assets	—	1,234	—	1,234
Accounts payable and other	(28)	(3,290)	(199)	(3,517)
Borrowings	(50)	(3,352)	(266)	(3,668)
Deferred income tax liabilities	(2)	(82)	(72)	(156)
Net assets acquired before non-controlling interests	89	5,159	254	5,502
Non-controlling interests (4) (5)	(64)	(3,120)	(209)	(3,393)
Net assets acquired	$25	$2,039	$45	$2,109
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(1)	Adjustments to a purchase price allocation within our business services segment resulted in a $5 million increase to goodwill.

(2)
Adjustments to a purchase price allocation within our infrastructure services segment resulted in a decrease in accounts receivable and other of $50 million, a decrease in property, plant and equipment of $38 million, a decrease in intangible assets of $139 million, a decrease in goodwill of $39 million, an increase of financial assets of $93 million, an increase in other assets of $208 million, a decrease in accounts payable and other of $141 million, and a decrease in deferred income tax liabilities of $1 million.

(3)	Excludes consideration attributable to non-controlling interests, which represents the interest of others in operating subsidiaries.

(4)	Non-controlling interests recognized on business combination were measured at fair value for business services and infrastructure services.

(5)	Non-controlling interests recognized on business combination were measured at the proportionate share of fair value of the assets acquired and liabilities assumed for industrials.